Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following (in millions):

	June 30,	December 31,
	2013	2012
Convenience store merchandise	$110	$111
Motor fuel (at LIFO)	51	56
Supplies	2	1
Inventories	$163	$168
Inventories consisted of the following (in millions):

	December 31,
	2012	2011
Convenience store merchandise	$111	$104
Motor fuel (at LIFO)	56	54
Supplies	1	1
Inventories	$168	$159